                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-5962

  NAME OF REGISTRANT:                                                    VANGUARD VARIABLE INSURANCE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          DECEMBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2009 - JUNE 30, 2010

  FUND:   VANGUARD VARIABLE INSURANCE FUND-HIGH YIELD BOND PORTFOLIO

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CIT GROUP INC.

  TICKER:                  CIT                 CUSIP:   125581801

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: MICHAEL J. EMBLER        ISSUER            YES             FOR                  FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: WILLIAM M. FREEMAN      ISSUER            YES             FOR                  FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: ARTHUR B. NEWMAN         ISSUER            YES             FOR                  FOR

PROPOSAL #1D: ELECTION OF DIRECTOR: DANIEL A.                     ISSUER            YES             FOR                  FOR

NINIVAGGI

PROPOSAL #1E: ELECTION OF DIRECTOR: R. BRAD OATES               ISSUER            YES             FOR                  FOR

PROPOSAL #1F: ELECTION OF DIRECTOR: MARIANNE MILLER          ISSUER            YES             FOR                  FOR

PARRS

PROPOSAL #1G: ELECTION OF DIRECTOR: GERALD ROSENFELD         ISSUER            YES             FOR                  FOR

PROPOSAL #1H: ELECTION OF DIRECTOR: JOHN R. RYAN                ISSUER            YES             FOR                  FOR

PROPOSAL #1I: ELECTION OF DIRECTOR: SEYMOUR STERNBERG        ISSUER            YES             FOR                  FOR

PROPOSAL #1J: ELECTION OF DIRECTOR: JOHN A. THAIN               ISSUER            YES             FOR                  FOR

PROPOSAL #1K: ELECTION OF DIRECTOR: PETER J. TOBIN             ISSUER            YES             FOR                  FOR

PROPOSAL #1L: ELECTION OF DIRECTOR: LAURA S. UNGER             ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF                          ISSUER            YES             FOR                  FOR

PRICEWATERHOUSECOOPERS LLP AS CIT'S INDEPENDENT

AUDITORS FOR 2010.

PROPOSAL #03: TO APPROVE THE COMPENSATION OF CIT'S            ISSUER            YES             FOR                  FOR

EXECUTIVES, AS DISCLOSED IN PROXY STATEMENT FOR THE

2010 ANNUAL MEETING OF STOCKHOLDERS.

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD VARIABLE INSURANCE FUNDS

  By:     /s/F. William McNabb III

             (Heidi Stam)

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 31, 2010

      *  By Power of Attorney.  Filed on April 26, 2010, see File Number 33-53683.

                Incorporated by Reference.